Expense Example {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-11 - Emerging Markets Portfolio	Apr. 30, 2022 USD ($)
VIP Emerging Markets Portfolio-Initial VIP
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	1,120
VIP Emerging Markets Portfolio-Service VIP
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	1,236
VIP Emerging Markets Portfolio-Service 2 VIP
Expense Example:
1 year	118
3 years	368
5 years	638
10 years	$ 1,409